CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CASH FLOW FROM OPERATING ACTIVITIES
Net Loss	$ (1,752,483)	$ (1,355,125)	$ (3,856,747)
Noncash item:
Goodwill impairment
Non-Controlling Interest	15,462	16,049	15,389
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	4,577	4,793	66,668
Stock based compensation	656,760	485,912	2,692,960
Changes in assets and liabilities:
Decrease/(Increase) in Prepayment	3,370	(29,414)	14,751
Decrease/(Increase) in Deferred Charges	74,467	72,786	47,914
Decrease/(Increase) in Accounts Receivable	(3)	178	162,099
Decrease/(Increase) in Loans Receivable		1,016	(1,016)
(Decrease)/Increase in Accounts Payable and Accruals Liabilities	171,176	107,796	154,532
(Decrease)/Increase in Accrued Interest and Notes Payable	57,834	48,290	67,977
Decrease/(Increase) in Deposit	608	929	(551)
Machinery & Equipment written off
NET CASH USED IN OPERATING ACTIVITIES	(768,232)	(646,790)	(636,024)
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase)/Sale of Machinery and Equipment		(307)	(14,291)
NET CASH USED IN INVESTING ACTIVITIES		(307)	(14,291)
CASH FLOWS FROM FINANCING ACTIVITIES
Additional Paid-in Capital			(79,029)
Issuance (repayment) of Notes Payable, net	391,158	276,349	318,923
NET CASH PROVIDED BY FINANCING ACTIVITIES	391,158	276,349	239,894
Effect of exchange rate changes on cash and cash equivalents	72,317	(123,278)	5,521
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(304,757)	(494,026)	(404,900)
CASH and cash equivalents, beginning of year	351,058	845,084	1,249,984
CASH and cash equivalents, end of year	46,301	351,058	845,084
SUPPLEMENTARY DISCLOSURE:
Income Tax Paid
Interest Paid	$ 154,730	$ 48,029	$ 67,977